Financial Instruments - Summary of Other Financial Assets and Other Financial Liabilities Positions (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	€ 29	€ 49
Current derivative financial assets	67	51
Derivatives assets	96	100
Non-current loans	81
Current loans	2	66
Loans	83	66
Other non-current financial assets	110	49
Other current financial assets	69	117
Other financial assets	179	166
Other non-current financial liabilities	43	30
Other current financial liabilities	23	34
Other financial liabilities	66	64
Non-current derivative financial liabilities	43	30
Current derivative financial liabilities	23	34
Derivatives Liabilities	66	64
Aluminium and premium future contract [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	6
Current derivative financial assets	39	6
Derivatives assets	45	6
Non-current derivative financial liabilities		4
Current derivative financial liabilities	6	5
Derivatives Liabilities	6	9
Energy future contract [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets		4
Derivatives assets		4
Other future contract [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	1
Derivatives assets	1
Current derivative financial liabilities	1	2
Derivatives Liabilities	1	2
Currency commercial contracts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	21	2
Current derivative financial assets	20	11
Derivatives assets	41	13
Non-current derivative financial liabilities	6	26
Current derivative financial liabilities	12	27
Derivatives Liabilities	18	53
Currency net debt derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	2	47
Current derivative financial assets	7	30
Derivatives assets	9	€ 77
Non-current derivative financial liabilities	37
Current derivative financial liabilities	4
Derivatives Liabilities	€ 41